Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets	$ 0	$ 0
Accounts receivable, net	20,128,000	13,817,000
Contract liabilities, current (deferred revenue)	1,307,000	1,140,000
Contract liabilities, non-current (deferred revenue)	456,000	237,000
Contract liabilities (deferred revenue)	1,762,000	$ 1,377,000
Change in contract liabilities	$ 385,000